UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended:  12-31-2006


Check here if Amendment [x]; Amendment Number:  1
   This Amendment (Check only one.):  [ x]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Heather Davis
Title:   Vice President Operations/CCO
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Heather Davis	    Solana Beach, CA               11-26-08
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 80

Form 13F Information Table Value Total: 158455000

List of Other Included Managers:   None

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
99 Cents Only Stores           COM              65440K106     1001    82255 SH       Sole                    75685              6570
AC Moore Arts & Crafts         COM              00086t103      555    25605 SH       Sole                    23150              2455
AFLAC Inc.                     COM              001055102     4655   101200 SH       Sole                    93580              7620
American International Group I COM              026874107     5691    79414 SH       Sole                    73238              6176
BP Amoco PLC ADR               COM              055622104      450     6702 SH       Sole                     6702
Bank of America Corp.          COM              060505104      293     5494 SH       Sole                     5494
Capital One Financial          COM              14040H105      748     9740 SH       Sole                     8970               770
CarMax Inc                     COM              143130102      897    16730 SH       Sole                    14600              2130
Cheesecake Factory             COM              163072101      934    37955 SH       Sole                    36120              1835
Chevron Texaco Corp.           COM              166764100     4749    64582 SH       Sole                    59072              5510
Citigroup                      COM              172967101     6111   109710 SH       Sole                   101130              8580
Coca Cola                      COM              191216100      241     5005 SH       Sole                     5005
Colgate-Palmolive Co.          COM              194162103      502     7701 SH       Sole                     6661              1040
Comcast Corp New Class A share COM              20030n101     4409   104161 SH       Sole                    95996              8165
ConocoPhillips                 COM              20825C104     5624    78160 SH       Sole                    71080              7080
Costco Whsl Group              COM              22160K105     1174    22196 SH       Sole                    19320              2876
Cubic Corporation              COM              229669106      647    29835 SH       Sole                    27930              1905
DJ US Consumer Cyclical - iSha COM              464287580      260     3855 SH       Sole                     3755               100
DJ US Consumer Non-Cyclical -  COM              464287812      260     4360 SH       Sole                     4250               110
DJ US Energy - iShares Trust   COM              464287796      215     2110 SH       Sole                     2080                30
DJ US Financial - iShares Trus COM              464287788      438     3720 SH       Sole                     3600               120
DJ US Healthcare - iShares Tru COM              464287762      431     6500 SH       Sole                     6290               210
DJ US Industrial - iShares Tru COM              464287754      226     3465 SH       Sole                     3360               105
DJ US Technology - iShares Tru COM              464287721      370     6795 SH       Sole                     6615               180
Dell Inc.                      COM              24702r101     1635    65172 SH       Sole                    61762              3410
Diebold Incorporated           COM              253651103     2791    59900 SH       Sole                    55050              4850
Ebay Inc                       COM              278642103     1267    42123 SH       Sole                    40558              1565
Electronic Arts, Inc.          COM              285512109     1020    20258 SH       Sole                    18708              1550
Exxon Mobil                    COM              30231G102     1001    13057 SH       Sole                    13057
General Electric               COM              369604103      718    19305 SH       Sole                    17805              1500
GlaxoSmithKline plc            COM              37733W105     2490    47195 SH       Sole                    43505              3690
Gold Trust - SPDR              COM              78463v107      451     7140 SH       Sole                     7140
Google Inc.                    COM              38259p508     2676     5812 SH       Sole                     5507               305
Industrial Select Sector - SPD COM              81369Y704     2101    60025 SH       Sole                    55955              4070
JP Morgan Chase & Co.          COM              46625H100      212     4398 SH       Sole                     4398
Johnson & Johnson              COM              478160104     4974    75338 SH       Sole                    70973              4365
L-3 Communications             COM              502424104     1872    22890 SH       Sole                    21410              1480
Lear Corp.                     COM              521865105     2353    79675 SH       Sole                    73565              6110
Lincoln National Corp.         COM              534187109     1001    15070 SH       Sole                    14945               125
Lowe's Companies Inc.          COM              548661107     3659   117450 SH       Sole                   107990              9460
MSCI Emerging Markets Index Fu COM              464287234     3394    29725 SH       Sole                    27605              2120
MSCI European Monetary Union I COM              464286608     4322    41820 SH       Sole                    38950              2870
MSCI Japan Index - iShares     COM              464286848     3572   251370 SH       Sole                   232130             19240
Medtronic, Inc.                COM              585055106     4951    92520 SH       Sole                    85030              7490
Microsoft Corp.                COM              594918104     4820   161411 SH       Sole                   148071             13340
Norfolk Southern Corp.         COM              655844108      226     4500 SH       Sole                     4500
Paychex                        COM              704326107     1262    31909 SH       Sole                    30329              1580
Pepsico Inc.                   COM              713448108     4924    78719 SH       Sole                    72409              6310
Pharmaceutical HOLDRs Trust    COM              71712a206      553     7182 SH       Sole                     6682               500
Procter & Gamble               COM              742718109     3780    58816 SH       Sole                    54046              4770
Qualcomm                       COM              747525103     3960   104788 SH       Sole                    97078              7710
Russell Large-Cap Growth - iSh COM              464287614     1838    33400 SH       Sole                    32340              1060
Russell Large-Cap Value - iSha COM              464287598     1791    21658 SH       Sole                    21099               559
Russell Small-Cap Value - iSha COM              464287630      384     4800 SH       Sole                     4800
S&P Depository Receipts ETF    COM              78462F103      257     1812 SH       Sole                     1707               105
S&P Glob Cons Discretionary Se COM              464288745      242     4180 SH       Sole                     4180
S&P Global Basic Matls Sector  COM              464288695     3487    61510 SH       Sole                    57260              4250
S&P Global Energy Sector - iSh COM              464287341     5662    50795 SH       Sole                    47734              3061
S&P Global Financials Sector - COM              464287333      739     8160 SH       Sole                     8160
S&P Global Technology Index -  COM              464287291     1002    17180 SH       Sole                    16600               580
S&P Global Telecom Sector - iS COM              464287275     5428    85740 SH       Sole                    80115              5625
S&P Mid-Cap Barra Value - iSha COM              464287705      235     2970 SH       Sole                     2970
SK Telecom Co. Ltd             COM              78440p108      850    32100 SH       Sole                    30425              1675
Starbucks Inc.                 COM              855244109      383    10800 SH       Sole                     9500              1300
State Street Corp.             COM              857477103     4373    64841 SH       Sole                    58241              6600
Stryker Corp                   COM              863667101     4006    72695 SH       Sole                    67240              5455
Sunrise Assisted Living        COM              86768K106     2678    87160 SH       Sole                    79355              7805
Suntrust Banks Inc.            COM              867914103      436     5164 SH       Sole                     5164
Sysco Corporation              COM              871829107      627    17060 SH       Sole                    14380              2680
Telecom Corp. of New Zealand   COM              879278208      502    18660 SH       Sole                    17905               755
Teva Pharmaceutical Industries COM              881624209     2239    72055 SH       Sole                    64420              7635
UPS                            COM              911312106     1721    22956 SH       Sole                    21416              1540
UnitedHealth Group             COM              91324P102     4217    78477 SH       Sole                    71937              6540
Verizon Communications         COM              92343V104     2176    58430 SH       Sole                    52380              6050
WalMart                        COM              931142103     1259    27270 SH       Sole                    25895              1375
Walgreen Company               COM              931422109      629    13715 SH       Sole                    13045               670
Wells Fargo New                COM              949746101      304     8540 SH       Sole                     8540
Western Union Company          COM              959802109      459    20477 SH       Sole                    19462              1015
Wrigley, Wm. Jr. Co.           COM              982526105     3299    63795 SH       Sole                    58535              5260
Wyeth                          COM              983024100      251     4938 SH       Sole                     4938